Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	EIP INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001350049
Document Creation Date	dei_DocumentCreationDate	Oct. 14, 2016
Document Effective Date	dei_DocumentEffectiveDate	Oct. 14, 2016
Prospectus Date	rr_ProspectusDate	Oct. 14, 2016